Balance Sheet Details - Schedule of Patents (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Patents		$ 3,475,000	$ 3,508,000
Less accumulated amortization		(2,495,000)	(2,316,000)
Patents, net	$ 943,000	$ 980,000	$ 1,192,000